ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

Principles of consolidation

        The accompanying unaudited condensed consolidated financial statements include the accounts of Hyperdynamics and its direct and indirect wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in our Annual Report filed with the SEC on Form 10-K for the year ended June 30, 2016.

        In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year ended June 30, 2016, as reported in the Form 10-K, have been omitted.

Principles of Consolidation

        The accompanying consolidated financial statements include the accounts of Hyperdynamics and its direct and indirect wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities and Exchange Commission (SEC).

Use of estimates

Use of estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses at the balance sheet date and for the period then ended. We believe our estimates and assumptions are reasonable; however, such estimates and assumptions are subject to a number of risks and uncertainties that may cause actual results to differ materially from such estimates. The following assumptions underlying these financial statements include:

•	estimates in the calculation of share-based compensation expense,
•	estimates in valuation of warrants derivative liability,
•	estimates made in our income tax calculations,
•	estimates in the assessment of current litigation claims against the Company,
•	estimates and assumptions involved in our assessment of unproved oil and gas properties for impairment, and
•	estimates and assumptions involved in our fair market value assessment of the well construction equipment received in the August 15, 2016 Settlement Agreement with Tullow and Dana.

        We are subject, from time to time, to legal proceedings, claims, and liabilities that arise in the ordinary course of business. We accrue for losses when such losses are considered probable and the amounts can be reasonably estimated.

Use of Estimates

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses at the balance sheet date and for the period then ended. We believe our estimates and assumptions are reasonable; however, such estimates and assumptions are subject to a number of risks and uncertainties that may cause actual results to differ materially from such estimates. Significant estimates and assumptions underlying these financial statements include:

•	estimates in the calculation of share-based compensation expense,
•	estimates made in our income tax calculations,
•	estimates in the assessment of current litigation claims against the company, and
•	estimates and assumptions involved in our assessment of unproved oil and gas properties for impairment.

        We are subject to legal proceedings, claims, and liabilities that arise in the ordinary course of business. We accrue for losses when such losses are considered probable and the amounts can be reasonably estimated.

Cash and cash equivalents

Cash and cash equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. For the periods presented, we maintained all of our cash in bank deposit accounts which, at times, exceed the federally insured limits.

Cash and cash equivalents

        Cash equivalents are highly liquid investments with an original maturity of three months or less. For the years presented, we maintained all of our cash in bank deposit accounts which, at times, exceed the federally insured limits.

Earnings per share

Earnings per share

        Basic loss per common share has been computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. In period of earnings, diluted earnings per common share are calculated by dividing net income available to common shareholders by weighted-average common shares outstanding during the period plus weighted-average dilutive potential common shares. Diluted earnings per share calculations assume, as of the beginning of the period, exercise of stock options and warrants using the treasury stock method.

        All potential dilutive securities, including potentially dilutive options, warrants and convertible securities were excluded from the computation of dilutive net loss per common share for the three and nine month periods ended March 31, 2017 and 2016, respectively, because their effects in the computation are antidilutive due to our net loss for those periods.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $4.06 were outstanding at March 31, 2017. Using the treasury stock method, had we had net income, approximately 1,158 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the three-month period ended March 31, 2017 while approximately 1,173 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the nine-month period ended March 31, 2017.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $5.67 were outstanding at March 31, 2016. Using the treasury stock method, had we had net income, approximately 1,182 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the three-month period ended March 31, 2016 while approximately 958 common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the nine-month period ended March 31, 2016.

Earnings Per Share

        Basic loss per common share has been computed by dividing net loss by the weighted average number of shares of common stock outstanding during each period. In a period of earnings, diluted earnings per common share are calculated by dividing net income available to common shareholders by weighted-average common shares outstanding during the period plus weighted-average dilutive potential common shares. Diluted earnings per share calculations assume, as of the beginning of the period, exercise of stock options and warrants using the treasury stock method.

        All potential dilutive securities, including potentially dilutive options, warrants and convertible securities, if any, were excluded from the computation of dilutive net loss per common share for the years ended June 30, 2016, and 2015, respectively, as their effects are antidilutive due to our net loss for those periods.

        Stock options to purchase approximately 1.0 million common shares at an average exercise price of $5.03 were outstanding at June 30, 2016. Using the treasury stock method, had we had net income, approximately 25 thousand common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share for the year ended June 30, 2016.

        Stock options to purchase approximately 1.2 million common shares at an average exercise price of $7.43 and warrants to purchase approximately 0.03 million shares of common stock at an average exercise price of $12.64 were outstanding at June 30, 2015. Using the treasury stock method, had we had net income, approximately four hundred common shares attributable to our outstanding stock options would have been included in the fully diluted earnings per share calculation for the year ended June 30, 2015. There would have been no dilution attributable to our outstanding warrants to purchase common shares. Had we had net income, approximately four thousand common shares attributable to restricted stock awards would have been included in the fully diluted earnings per share for the year ended June 30, 2015.

Contingencies

Contingencies

        We are subject to legal proceedings, claims and liabilities. We accrue for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Legal fees are charged to expense as they are incurred. See Note 6 for more information on legal proceedings and settlements.

Contingencies

        We are subject to legal proceedings, claims and liabilities. We accrue for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change. Legal fees are charged to expense as they are incurred. See Note 8 for more information on legal proceedings.

Fair Value Measurements

Fair Value Measurements

        The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurements and enhance disclosure requirements for fair value measures. The three levels of valuation hierarchy are defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•

Level 2—inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3—inputs to the valuation methodology are unobservable and significant to the fair value measurement.

        As discussed in Note 2, we determined a fair value of the well construction equipment material (Level 3 fair value measurement) that we received at the time of our legal settlement with Tullow and Dana. The fair value estimate was based on the combination of cost and market approaches taking into consideration a number of factors, which included but were not limited to the original cost and the condition of the material and demand for steel and tubulars at the time of measurement. As discussed further below the fair value of the warrants was determined using the Black Scholes option-pricing model. The warrants derivative liability is carried on the balance sheet at its fair value. Significant Level 3 inputs used to calculate the fair value of the warrants include expected volatility, risk-free interest rate and expected dividends.

        Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company has determined that Investor Warrants and Placement Agent Warrants issued in March 2017 qualify as derivative financial instruments. These warrant agreements include provisions designed to protect holders from a decline in the stock price ('down-round' provision) by reducing the exercise price of warrants in the event we issue equity shares at a price lower than the exercise price of the warrants. As a result of this down-round provision, these warrants are considered derivative liabilities and as such, are recorded at fair value at date of issuance and at each reporting date. Change in fair value of derivative instruments during the period are recorded in earnings as "Other income (expense)—Gain (loss) on warrants derivative liability." The change in fair value between preferred stock issuance dates in March 2017 and March 31, 2017 was immaterial.

        The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2017 (in thousands).

		Fair Value Measurement at March 31, 2017
	Carrying Value at March 31, 2017
		Level 1	Level 2	Level 3
Warrants derivative liability	$205	$—	$—	$205

        The following describes some of the key inputs into our fair value model as it relates to valuation of warrants.

Expected Volatility

Expected Volatility

        As the Company's stock has been extremely volatile during 2016-2017 as a result of uncertainty surrounding the Company's target spud date, the expected stock price volatility for the Company's common stock was estimated by taking the average of the observed volatility of daily returns of the Company's stock and the historic price volatility for industry peers based on daily price observations. Industry peers consist of several public companies in the Company's industry which were the same as the comparable companies used in the common stock valuation analysis. The Company intends to continue to consistently apply this process using the same or similar public companies until a statistically significant amount of historical information regarding the volatility of its own share price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be used in the calculation.

Risk-Free Interest Rate	Risk-Free Interest Rate The risk-free interest rate is based on the zero-coupon U.S. Treasury notes.
Expected Dividend Yield

Expected Dividend Yield

        The Company does not anticipate paying any dividends on the Common Stock in the foreseeable future and, therefore, uses an expected dividend yield of zero in the Black-Scholes option-valuation model.

New Accounting Pronouncements

New Accounting Pronouncement

        In July 2017, the FASB issued Update No. 2017-11—Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. The Company has determined that Investor Warrants and Placement Agent Warrants issued in fiscal year 2017 qualify as derivative financial instruments. These warrant agreements include provisions designed to protect holders from a decline in the stock price ('down-round' provision) by reducing the exercise price of warrants in the event we issue equity shares at a price lower than the exercise price of the warrants. As a result of this down-round provision, these warrants are considered derivative liabilities and as such, are recorded at fair value at date of issuance and at each reporting date. Change in fair value of derivative instruments during the period are recorded in earnings as "Other income (expense)—Gain (loss) on warrants derivative liability." The Company is in the process of evaluating this new update and whether to early adopt this amendment.